PAYROLL AND OTHER ACCRUED LIABILITIES (Details) - USD ($)	Jul. 31, 2016	Jul. 31, 2015
Payables and Accruals [Abstract]
Payroll	$ 231,701	$ 216,804
Interest	23,889	24,349
Professional fees	160,000	175,000
Rents received in advance	465,290	595,578
Utilities	14,616	14,803
Brokers commissions	316,110	591,988
Construction costs	10,000	160,340
Other	1,023,161	939,465
Total	2,244,767	2,718,327
Less current portion	2,153,850	2,597,104
Long term portion	$ 90,917	$ 121,223